Schedule of property and equipment (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Property, Plant and Equipment [Line Items]
Sub-total	$ 4,497,567	£ 3,277,827	£ 3,745,713
Less accumulated depreciation	(734,153)	(535,051)	(612,150)
Net book value	3,763,414	2,742,776	3,133,563
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Sub-total	4,419,627	3,221,024	3,466,278
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub-total	68,065	49,606	232,849
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub-total	$ 9,875	£ 7,197	£ 46,586